Long-Term Debt (Schedule of Committed Funding Facilities) (Details) - Committed Funding Facilities [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding	$ 20,164	$ 18,280
Unused capacity	251	3,675
Total capacity	20,415	21,955
Bank Funding Member | Secured Debt [Member]
Debt Instrument [Line Items]
Outstanding	3,250	3,250
Unused capacity	0	250
Total capacity	3,250	3,500
Nonbank Funding Member | Secured Debt [Member]
Debt Instrument [Line Items]
Outstanding	16,914	15,030
Unused capacity	251	3,425
Total capacity	17,165	$ 18,455
Revolving secured funding facilities [Member]
Debt Instrument [Line Items]
Total capacity	20,100
Revolving secured funding facilities 1 year or greater [Member]
Debt Instrument [Line Items]
Total capacity	$ 12,500